Summary of Significant Accounting Policies - Summary Of Revenue By Channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Sales Returns	$ (164)	$ (211)
Revenues	1,176	1,840
Product Revenue [Member] | Direct-To-Consumer [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,079	1,635
Product Revenue [Member] | Reseller [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 261	$ 416